2. MANAGEMENT'S STATEMENT AND BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Managements Statement And Basis Of Preparation And Presentation Of Financial Statements
MANAGEMENT'S STATEMENT AND BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
2.	MANAGEMENT’S STATEMENT AND BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

The Company’s consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

The Company’s consolidated financial statements are expressed in millions of Brazilian Reais (“R$”), as well as the amounts of other currencies disclosed in the financial statements. Amounts disclosed in Brazilian Reais are informed when applicable.

The preparation of the Company’s financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosures of contingent liabilities, as of the reporting date. However, the uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of the affected assets and liabilities in future periods.

The Company reviews its judgments, estimates and assumptions on a quarterly.

The consolidated financial statements were prepared on the historical cost basis except for the following items which are measured at fair value:

i.	derivative and non-derivative financial instruments measured at fair value;

ii.	available for sale financial assets at fair value;

iii.	marketable securities classified as cash and cash equivalents measured at fair value;

iv.	share-based payments and employee benefits at fair value, and

v.	biological assets at fair value.

The Company’s Management notes that the consolidated financial statements were prepared considering the continuing capacity of the Company’s operating activities, demonstrated through several acquisitions and maintenance of its operations in the operating segments in which it operates.

In addition, all the relevant information was disclosed in the explanatory notes, in order to clarify and complement the accounting basis used in the preparation of the financial statements and used by the Management.